Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Apr. 30, 2019	$ 378	$ 2,201,497	$ (3,067,133)	$ (865,258)
Beginning balance (in shares) at Apr. 30, 2019	377,685
Q3 stock-based compensation	$ 1	19,687		19,688
Q3 stock-based compensation, in shares	1,406
Ending balance, value at Jul. 31, 2019	$ 379	2,221,184	(3,042,658)	(821,095)
Ending balance at Jul. 31, 2019	379,091
Net income, January 31, 2022			24,475	24,475
Q3 stock-based compensation	$ 38	917,305		917,343
Q3 stock-based compensation, in shares	37,656
Ending balance, value at Oct. 31, 2019	$ 417	3,138,489	(2,500,207)	638,699
Ending balance at Oct. 31, 2019	416,747
Net income, January 31, 2022			542,451	542,451
Q3 stock-based compensation		1,500		1,500
Q3 stock-based compensation, in shares	156
Ending balance, value at Jan. 31, 2020	$ 417	3,139,989	(1,905,033)	1,235,373
Ending balance at Jan. 31, 2020	416,903
Net income, January 31, 2022			595,174	595,174
Q3 stock-based compensation		1,032		1,032
Q3 stock-based compensation, in shares	156
Ending balance, value at Apr. 30, 2020	$ 417	3,141,021	(2,462,282)	679,156
Ending balance at Apr. 30, 2020	417,059
Net income, January 31, 2022			(557,249)	(557,249)
Q3 stock-based compensation		1,406		1,406
Q3 stock-based compensation, in shares	156
Ending balance, value at Jul. 31, 2020	$ 417	3,142,427	(2,431,411)	711,433
Ending balance at Jul. 31, 2020	417,215
Net income, January 31, 2022			30,871	30,871
Q3 stock-based compensation	$ 2	18,555		18,557
Q3 stock-based compensation, in shares	2,240
Ending balance, value at Oct. 31, 2020	$ 419	3,160,982	(2,401,389)	760,012
Ending balance at Oct. 31, 2020	419,455
Net income, January 31, 2022			30,022	30,022
Shares issued to settle related party accounts payable	$ 1,666	11,329,582		11,331,248
Shares issued to settle party accounts payable, in shares	1,666,360
Return of shares of common stock	$ (5)	5
Return of shares of common stock, in shares	(5,000)
Q3 stock-based compensation	$ 1	6,239		6,240
Q3 stock-based compensation, in shares	937
Ending balance, value at Jan. 31, 2021	$ 2,081	14,496,808	(2,358,747)	12,140,142
Ending balance at Jan. 31, 2021	2,081,752
Net income, January 31, 2022			42,642	42,642
Q3 stock-based compensation	$ 96	657,180		657,276
Q3 stock-based compensation, in shares	95,937
Ending balance, value at Apr. 30, 2021	$ 2,178	15,168,987	(992,622)	14,178,543
Ending balance at Apr. 30, 2021	2,178,766
Shares issued for debt settlement	$ 1	14,999		15,000
Shares issued to settle party accounts payable, in shares	1,077
Net income, January 31, 2022			1,366,125	1,366,125
Shares issued to settle related party accounts payable	$ 362	3,523,100		3,523,462
Shares issued to settle party accounts payable, in shares	361,736
Q3 stock-based compensation	$ 2	14,054		14,056
Q3 stock-based compensation, in shares	937
Ending balance, value at Jul. 31, 2021	$ 2,718	20,298,360	464,788	20,765,866
Sale of common stock	$ 176	1,592,219		1,592,395
Ending balance at Jul. 31, 2021	2,718,373
Sale of common stock, in shares	176,934
Net income, January 31, 2022			1,457,410	1,457,410
Q3 stock-based compensation	$ 1	10,072		10,073
Q3 stock-based compensation, in shares	937
Ending balance, value at Oct. 31, 2021	$ 2,719	20,308,432	190,632	20,501,783
Ending balance at Oct. 31, 2021	2,719,310
Net income, January 31, 2022			(274,156)	(274,156)
Q3 stock-based compensation	$ 55	553,967		554,022
Q3 stock-based compensation, in shares	55,312
Ending balance, value at Jan. 31, 2022	$ 2,896	22,050,777	2,011,638	24,065,311
Sale of common stock	$ 22	199,978		200,000
Ending balance at Jan. 31, 2022	2,896,844
Sale of common stock, in shares	22,222
Net income, January 31, 2022			1,821,006	1,821,006
Purchase of equity interest	$ 50	499,950		500,000
Purchase of equity interest, in shares	50,000
Purchase of MSG Development Corp.	$ 50	$ 488,450		$ 488,500
Purchase of MSG Development Corp, in shares	50,000